JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.9%
Air Freight & Logistics — 1.1%
FedEx Corp.	1,905	417,726

Automobiles — 2.5%
Tesla, Inc. *	1,208	937,012

Banks — 1.5%
SVB Financial Group *	905	585,299

Beverages — 1.7%
Boston Beer Co., Inc. (The), Class A *	204	103,870
Monster Beverage Corp. *	6,240	554,303

		658,173

Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc. *	132	24,942
Biogen, Inc. *	1,152	326,118
BioMarin Pharmaceutical, Inc. *	1,437	111,085
Exact Sciences Corp. *	1,009	96,328
Moderna, Inc. *	315	121,346
Regeneron Pharmaceuticals, Inc. *	516	312,394
Seagen, Inc. *	2,304	391,253

		1,383,466

Building Products — 1.1%
Trane Technologies plc	2,491	430,076

Capital Markets — 7.0%
Blackstone, Inc.	8,402	977,466
Charles Schwab Corp. (The)	8,552	622,892
MarketAxess Holdings, Inc.	241	101,428
Morgan Stanley	8,150	793,067
MSCI, Inc.	315	191,323

		2,686,176

Chemicals — 0.9%
Sherwin-Williams Co. (The)	1,172	327,872

Consumer Finance — 0.8%
Capital One Financial Corp.	1,972	319,437

Electrical Equipment — 1.6%
Rockwell Automation, Inc.	2,032	597,520

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	5,104	373,747

Entertainment — 0.9%
Netflix, Inc. *	494	301,569
Roku, Inc. *	157	49,259

		350,828

Health Care Equipment & Supplies — 4.1%
ABIOMED, Inc. *	345	112,239
Align Technology, Inc. *	1,047	696,905
Dexcom, Inc. *	565	308,976
Intuitive Surgical, Inc. *	436	433,922

		1,552,042

Health Care Providers & Services — 3.3%
HCA Healthcare, Inc.	2,955	717,141
McKesson Corp.	2,693	536,932

		1,254,073

Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc., Class A *	75	12,541
Booking Holdings, Inc. *	238	565,693
Chipotle Mexican Grill, Inc. *	388	705,744

		1,283,978

Interactive Media & Services — 15.0%
Alphabet, Inc., Class C *(a)	987	2,629,760
Facebook, Inc., Class A *	5,245	1,779,939
Match Group, Inc. *	2,664	418,208
Snap, Inc., Class A *	10,322	762,471
Zillow Group, Inc., Class C *(a)	941	82,969

		5,673,347

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc. *	369	1,210,881
Etsy, Inc. *	468	97,284
MercadoLibre, Inc. (Argentina) *	86	144,605
Wayfair, Inc., Class A *(a)	381	97,409

		1,550,179

IT Services — 5.8%
Affirm Holdings, Inc. *	865	103,059
Mastercard, Inc., Class A	1,138	395,729
MongoDB, Inc. *	374	176,203
PayPal Holdings, Inc. *	4,343	1,130,002
Shopify, Inc., Class A (Canada) *	7	9,355
Square, Inc., Class A *(a)	1,466	351,533
Twilio, Inc., Class A *	121	38,478

		2,204,359

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	164	93,618

Machinery — 3.1%
Deere & Co.	3,507	1,175,197

Metals & Mining — 1.3%
Freeport-McMoRan, Inc.	14,994	487,751

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	1,808	542,326

Professional Services — 0.7%
Verisk Analytics, Inc.	1,385	277,454

Road & Rail — 1.0%
Norfolk Southern Corp.	750	179,485
Uber Technologies, Inc. *	4,798	214,964

		394,449

Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc. *	7,324	753,588
ASML Holding NV (Registered), NYRS (Netherlands)	844	629,171
Enphase Energy, Inc. *	108	16,257
Lam Research Corp.	881	501,649
NVIDIA Corp.	2,381	493,199
QUALCOMM, Inc.	2,343	302,174
Texas Instruments, Inc.	2,864	550,393

		3,246,431

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Software — 9.7%
HubSpot, Inc. *	229	154,487
Intuit, Inc.	351	189,206
Microsoft Corp.	7,174	2,022,437
Oracle Corp.	6,192	539,483
SS&C Technologies Holdings, Inc.	4,187	290,550
Synopsys, Inc. *	1,406	420,911
Trade Desk, Inc. (The), Class A *	208	14,622
Workday, Inc., Class A *	329	82,239

		3,713,935

Specialty Retail — 3.6%
AutoZone, Inc. *	252	427,238
Carvana Co. *	1,131	340,981
Lowe’s Cos., Inc.	3,062	621,077

		1,389,296

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	15,866	2,245,104

Textiles, Apparel & Luxury Goods — 1.1%
Tapestry, Inc.	11,198	414,550

TOTAL COMMON STOCKS (Cost $22,102,074)		36,565,421

SHORT-TERM INVESTMENTS — 4.4%
INVESTMENT COMPANIES — 3.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $1,486,852)	1,486,307	1,487,051

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	166,919	166,919
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	18,912	18,912

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $185,831)		185,831

TOTAL SHORT-TERM INVESTMENTS (Cost $1,672,683)		1,672,882

Total Investments — 100.3% (Cost $23,774,757)		38,238,303
Liabilities in Excess of Other Assets — (0.3)%		(105,456)

Net Assets — 100.0%		38,132,847

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $177,429.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$38,238,303	$—	$—	$38,238,303

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a)(b)	$1,501,233	$1,746,358	$1,760,540	$— (c)	$—	(c)	$1,487,051	1,486,307	$288	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a)(b)	314,119	454,800	602,000	(17)	17		166,919	166,919	57	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	113,675	363,310	458,073	—	—		18,912	18,912	2	—

Total	$1,929,027	$2,564,468	$2,820,613	$(17)	$17		$1,672,882		$347	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.